Derivative Liability (Warrants) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 05, 2025	Dec. 31, 2025
Derivative Liability (Warrants) [Abstract]
Warrants Shares (in Shares)		18,576,677
Converted shares (in Shares)		18,576,677
Warrants exercise price (in Dollars per share)		$ 11.5
Completion period of business combination		5 years
Fair value of warrants	$ 1.3	$ 7.1
Remeasurement gain		$ 5.7